Contingencies (Details)							12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 BRL	Dec. 31, 2013 Itu And Cascavel [Member] USD ($)	Dec. 31, 2013 Itu And Cascavel [Member] BRL	Dec. 31, 2013 Sao Paulo [Member] Tax Years 2006-2011 [Member] USD ($)	Dec. 31, 2013 Sao Paulo [Member] Tax Years 2006-2011 [Member] BRL	Dec. 31, 2013 Sao Paulo [Member] Tax Years 2004-2007 [Member] USD ($)	Dec. 31, 2013 Sao Paulo [Member] Tax Years 2004-2007 [Member] BRL	Dec. 31, 2013 Tyco Tax Attribute [Member] USD ($)	Dec. 31, 2013 Lac-Mgantic, Quebec Derailment [Member] lawsuit defendant	Jul. 06, 2013 Lac-Mgantic, Quebec Derailment [Member] item	Jul. 06, 2013 CIT Group/Equipment Financing, Inc. [Member] Lac-Mgantic, Quebec Derailment [Member] item
Contingencies [Line Items]
Reasonably possible litigation losses in excess of established reserves and insurance	$ 90,000,000
Payment pursuant to settlement									60,000,000
Federal tax attribute									794,000,000
State tax attribute									180,000,000
Number of locomotives											5
Number of rail tank cars											72	9
Number of rail tank cars for which parent company is lessor to third party												2
Number of deceased											40
Number of buildings destroyed											30
Number of lawsuits filed										20
Number of lawsuits in which parent company is named defendant										7
Number of other defendants										13
Number of cases not consolidated										2
Tax assessments and penalties claimed			350,000	850,000	34,000,000	79,000,000	1,600,000	4,000,000
Alleged actual tax rate paid							8.80%	8.80%
Required tax rate							18.00%	18.00%
Potential aggregate exponsure in taxes, fines and interest	$ 36,000,000	84,000,000